Convertible notes, net (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 01, 2014 USD ($)	Oct. 03, 2012 USD ($) $ / shares	Apr. 27, 2012 USD ($) $ / shares
Carrying amounts of Notes
Convertible notes, net			$ 149,807			¥ 1,031,154	¥ 906,222
Representing:
Current portion			149,807			1,031,154
Non-current portion | ¥							906,222
Convertible notes, net			$ 149,807			¥ 1,031,154	906,222
GM Notes
Convertible notes, net
Denomination of the GM Notes		$ 50,000						$ 25,000
GM Notes | Cordlife Group Limited - listed on Singapore Exchange
Convertible notes, net
Aggregate principal amount		25,000
GM Notes | Magnum
Convertible notes, net
Aggregate principal amount		25,000
GMHL | Cordlife Group Limited - listed on Singapore Exchange
Convertible notes, net
Proceeds from sale of the GM Notes	$ 61,677
GMHL | Magnum
Convertible notes, net
Proceeds from sale of the GM Notes	$ 61,896
GMHL | GM Notes
Convertible notes, net
Proceeds from sale of the GM Notes		$ 88,090
Convertible notes
Convertible notes, net
Default interest rate			22.50%			22.50%
Guaranteed internal rate of return			12.00%
Interest rate			7.00%			7.00%
Debt issuance costs, amortization period			5 years
Carrying amounts of Notes
Cumulative interest payables			$ 34,343			¥ 236,389	164,624
Less: Unamortized debt issuance costs			$ (101)			(695)	(4,437)
Convertible notes | KKR Notes
Convertible notes, net
Aggregate principal amount										$ 65,000
Guaranteed internal rate of return			12.00%
Interest rate										7.00%
Conversion price per share | $ / shares										$ 2.838
Proceeds from issuance of convertible notes				$ 65,000
Issuance costs incurred | ¥					¥ 14,260
Carrying amounts of Notes
Principal amount of Notes			$ 65,319			449,608	421,672
Convertible notes | GM Notes
Convertible notes, net
Aggregate principal amount									$ 50,000
Guaranteed internal rate of return			12.00%
Interest rate									7.00%
Conversion price per share | $ / shares									$ 2.838
Proceeds from issuance of convertible notes				$ 50,000
Issuance costs incurred | ¥					¥ 4,258
Carrying amounts of Notes
Principal amount of Notes			$ 50,246			¥ 345,852	¥ 324,363